Annual Fund Operating Expenses - Investor A, C and Institutional - BlackRock Advantage ESG U.S. Equity Fund	Sep. 28, 2020
Investor A Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.35%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.73%	[1],[2]
Investor C Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.35%)	[1],[2]
Net Expenses (as a percentage of Assets)	1.48%	[1],[2]
Institutional Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	(0.31%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.48%	[1],[2]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 38, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.73% (for Investor A Shares), 1.48% (for Investor C Shares) and 0.48% (for Institutional Shares) of average daily net assets through September 30, 2021. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the following two years, and such repayment arrangement will terminate on October 5, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.